Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income on cash equivalents and financial instruments	₩ 57,731	₩ 44,921	₩ 27,991
Interest income on loans and others	29,514	25,134	30,481
Interest income	₩ 87,245	₩ 70,055	₩ 58,472